Loans receivable, net (Tables)	6 Months Ended
Dec. 31, 2025
Loans receivable, net
Schedule of accounts notes loans and financing receivables

				December 31,	June 30,
	Maturity	Interest rate	Collateral/Guarantee	2025	2025
				(unaudited)
Third party A	January 5, 2026 (Extended to January 5, 2027 on January 5, 2026)	10.0%	None	$499,934	$499,934
Third party A	April 30, 2025 (Extended to April 30, 2027 on April 30, 2026)	10.0%	None	1,600,000	1,600,000
Loans receivable from a third party				2,099,934	2,099,934
Allowance for credit losses				(209,993)	(209,993)
Loans receivable, net				$1,889,941	$1,889,941

Schedule of movements of allowance for credit losses

	December 31,	June 30,
	2025	2025
	(unaudited)
Beginning balance	$209,993	$275,500
(Recovery) addition	—	(65,507)
Ending balance	$209,993	$209,993